Subsequent Events Acquisitions Business Combination Pro Forma (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Pro forma revenues	$ 74,576	$ 62,470	$ 222,069	$ 174,653	$ 274,698	$ 229,930
Net income (loss) attributable to common stockholders	$ (3,085)	$ (4)	$ (21,518)	$ 2,527	$ (60,544)	$ (162,291)
Pro forma basic net loss attributable to common stockholders	$ (0.04)	$ (0.01)	$ (0.34)	$ 0.09	$ (1.91)	$ (7.55)
Diluted net income (loss) attributable to common stockholders	$ (0.04)	$ (0.01)	$ (0.34)	$ 0.09	$ (1.91)	$ (7.55)